Leases - Assets by Type Which Nomura Leases on Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Leases [Line Items]
Cost	¥ 21,298
Accumulated depreciation	(2,547)
Net carrying amount	18,751
Real estate [Member]
Leases [Line Items]
Cost	3,426	[1]
Accumulated depreciation	(1,215)	[1]
Net carrying amount	2,211	[1]
Aircraft [Member]
Leases [Line Items]
Cost	17,872
Accumulated depreciation	(1,332)
Net carrying amount	¥ 16,540

[1]	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate space utilized by Nomura.